Trade Receivables	12 Months Ended
Dec. 31, 2024
Trade Receivables [Abstract]
TRADE RECEIVABLES
10	TRADE RECEIVABLES

	As of
	December 31, 2023	December 31, 2024	December 31, 2024
	RM	RM	Convenience Translation USD
Trade receivables:
Third parties	1,990,414	8,409,351	1,881,118
Trade receivables, net	1,990,414	8,409,351	1,881,118

Trade receivables are non-interest bearing, generally on 30 to 90 days credit term. They are recognized at their original invoice amounts which represent their fair values on initial recognition.